Schedule of other non financial assets current (Details) - USD ($)	Jun. 30, 2026	Jun. 30, 2025
IfrsStatementLineItems [Line Items]
Other current non financial assets	$ 572,024	$ 21,332
Formation expenses [member]
IfrsStatementLineItems [Line Items]
Other current non financial assets	526
Indirect taxes receivable [member]
IfrsStatementLineItems [Line Items]
Other current non financial assets	$ 571,498	$ 21,332